Segment Reporting (Revenue From External Customers By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Total revenue	$ 13,299.5	$ 11,700.4	$ 10,707.4
United States [Member]
Total revenue	10,177.5	8,966.9	8,335.4
Other Countries [Member]
Total revenue	$ 3,122.0	$ 2,733.5	$ 2,372.0